Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

Note 21 — SEGMENT INFORMATION

The Company applies ASC 280, Segment Reporting, in determining its reportable segments. The Company manages its business under one operating segment and does not allocate its assets to different reporting segments for management reporting purposes.

The following table presents significant expense categories for the years ended March 31, 2024, 2025 and 2026.

	March 31
	2024	2025	2026	2026
	S$	S$	S$	US$
Revenue	41,353,555	43,796,144	51,263,918	39,737,227
Cost of sales	(26,645,034)	(29,057,985)	(34,774,738)	(26,955,638)
Gross profit	14,708,521	14,738,159	16,489,180	12,781,589
Payroll expense	(5,461,072)	(6,511,571)	(7,101,007)	(5,504,346)
Retail outlets related expenses	(1,198,434)	(1,683,253)	(1,831,427)	(1,419,630)
Other segment expenses*	(4,693,606)	(4,305,470)	(3,965,461)	(3,073,827)
Net income	3,355,409	2,237,865	3,591,285	2,783,786

*	Other segment expenses include research and development expenses, selling and marketing expenses and general and administrative expenses other than payroll expense and retail outlets related expenses.